Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset Retirement Obligations
14. Asset Retirement Obligations
We determine the estimated fair value of our AROs based on the estimated current cost escalated by an inflation rate and discounted at a credit adjusted risk free rate. This liability is capitalized as part of the cost of the related asset and amortized using the straight-line method. The liability accretes until we have accrued the total estimated retirement obligation or we settle the liability.
We have identified the following AROs:
Crude Pipelines. Our rights-of-way agreements generally require that pipeline properties be returned to their original condition when the agreements are no longer in effect. This means that the pipeline surface facilities must be dismantled and removed and certain site reclamation performed. We do not believe these rights-of-way agreements will require us to remove the underground pipe upon taking the pipeline permanently out of service. However, certain regulatory requirements may mandate that we purge out of service underground pipe at the time we take the pipelines permanently out of service.
Storage Tanks. We have a legal obligation under applicable law to remove or close in place certain underground and aboveground storage tanks, both on owned property and leased property, once they are taken out of service. Under some lease arrangements, we have also committed to restore the leased property to its original condition.
Other. We have certain refinery piping and heaters as a conditional ARO since we have the legal obligation to properly remove or dispose of materials that contain asbestos that surround certain refinery piping and heaters.
The following table reconciles the beginning and ending aggregate carrying amount of our AROs for the three years ended December 31, 2015:

	December 31,
	2015	2014	2013
	(In thousands)
Liability, beginning of period	$7,539	$7,327	$5,088
Liabilities incurred	58	17	11
Liabilities acquired	—	—	1,786
Liabilities settled	(187)	(313)	(145)
Accretion expense	412	508	587
Liability, end of period	$7,822	$7,539	$7,327

Our ARO liability excludes $0.2 million and $0.1 million of ARO classified as other accrued liabilities as of December 31, 2015 and 2014, respectively.